5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 97.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$553,820
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,382,153

		$1,935,973

Education — 4.5%
Arizona State University:
5.00%, 7/1/35	$1,500	$1,935,600
5.00%, 7/1/36	1,000	1,286,710
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	664,451
Connecticut Health and Educational Facilities Authority, (Fairfield University):
5.00%, 7/1/25	875	1,006,784
5.00%, 7/1/26	1,000	1,182,210
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	606,106
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/35	540	679,687
5.00%, 7/1/36	395	495,895
5.00%, 7/1/37	840	1,052,083
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/32	1,500	1,919,445
5.00%, 10/1/33	1,175	1,498,795
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	203,066
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 9/1/33	305	376,992
4.00%, 9/1/34	350	431,263
Saginaw Valley State University, MI:
5.00%, 7/1/26	750	887,033
5.00%, 7/1/27	500	597,155
5.00%, 7/1/28	1,000	1,191,270
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/37	1,925	2,343,264
Texas A&M University, 4.00%, 5/15/34	1,000	1,229,870
University of Florida:
4.00%, 7/1/31	5,000	6,149,150
4.00%, 7/1/32	6,465	7,891,114
4.00%, 7/1/33	6,720	8,175,754
University of Hawaii, 3.00%, 10/1/31	1,000	1,117,040

		$42,920,737

Electric Utilities — 2.1%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,156,240
Energy Northwest, WA, Wind Project Revenue:
5.00%, 7/1/25	365	421,688
5.00%, 7/1/26	1,000	1,152,570
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	292,190
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	878,149

Security	Principal Amount (000’s omitted)	Value
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	$770	$894,825
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	588,895
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	295,007
Seattle, WA, Municipal Light and Power Revenue, 0.30%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	2,018,320
Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	6,054,134
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	250	285,640
5.00%, 3/1/28	250	285,195
5.00%, 3/1/29	250	284,750
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/27	300	339,540
5.00%, 10/1/28	400	451,976
5.00%, 10/1/29	1,120	1,265,174
5.00%, 10/1/30	1,500	1,694,430
5.00%, 10/1/31	1,000	1,129,310
5.00%, 10/1/33	300	338,421
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	278,613

		$20,105,067

Escrowed/Prerefunded — 0.5%
Pennington County, SD, Certificates of Participation, Prerefunded to 6/1/25, 5.00%, 6/1/27	$1,300	$1,507,571
Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	2,000	2,341,140
South Dakota Building Authority:
Prerefunded to 6/1/25, 5.00%, 6/1/28	210	243,938
Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	232,322

		$4,324,971

General Obligations — 26.4%
Addison, TX, 5.00%, 2/15/26	$270	$286,637
Anchorage, AK:
5.00%, 9/1/25	100	116,737
5.00%, 9/1/27	780	905,393
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/32	500	596,545
Belding Area Schools, MI:
5.00%, 5/1/28	250	298,003
5.00%, 5/1/30	250	296,538
Birmingham, AL:
5.00%, 12/1/25	1,050	1,232,983
5.00%, 12/1/27	2,460	3,046,316
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	450	529,236
Brookline, MA:
5.00%, 3/15/30	2,000	2,555,940
5.00%, 3/15/31	3,825	4,863,296
Burlington, VT:
5.00%, 11/1/27	255	316,305
5.00%, 11/1/29	135	173,992
5.00%, 11/1/30	300	384,633
Series 2016A, 5.00%, 11/1/26	150	181,481
Series 2019A, 5.00%, 11/1/26	210	254,073

Security	Principal Amount (000’s omitted)	Value
California:
4.00%, 9/1/26	$320	$370,490
4.00%, 8/1/36	5,000	5,690,150
5.00%, 8/1/26	2,010	2,341,911
5.00%, 12/1/29	700	908,677
5.00%, 12/1/30	2,750	3,640,285
5.00%, 12/1/31	1,550	2,087,757
5.00%, 8/1/32	1,590	1,912,134
5.00%, 12/1/34	2,500	3,268,800
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,093,310
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/32	650	787,911
4.00%, 2/15/33	1,000	1,211,020
4.00%, 2/15/34	1,010	1,221,342
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	760,030
Clark County, NV:
3.00%, 11/1/36	3,630	3,989,043
5.00%, 11/1/26	1,020	1,234,628
Colonial School District, PA:
5.00%, 2/15/32	100	116,614
5.00%, 2/15/33	200	233,064
Connecticut:
4.00%, 6/1/30	1,000	1,220,560
4.00%, 6/1/32	1,000	1,207,540
4.00%, 6/1/33	600	721,290
4.00%, 6/1/35	850	1,011,942
4.00%, 6/1/36	1,000	1,182,540
Contra Costa Community College District, CA, (Election of 2014):
4.00%, 8/1/32	650	782,756
4.00%, 8/1/33	100	120,189
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	764,694
Dallas, TX:
5.00%, 2/15/29	1,885	2,071,521
5.00%, 2/15/31	3,615	3,822,609
Delaware, 5.00%, 2/1/29	1,000	1,244,340
Denton County, TX, 4.00%, 7/15/31	1,500	1,757,505
District of Columbia, 5.00%, 6/1/33	6,690	7,457,142
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	402,392
Dublin City School District, OH, 5.00%, 12/1/29	500	632,890
Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,725,780
Elk Grove Unified School District, CA, 4.00%, 8/1/32	2,305	2,824,801
Flower Mound, TX, 5.00%, 3/1/27	510	606,084
Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,169,828
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	443,100
Georgia, 5.00%, 2/1/32	1,000	1,210,230
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	589,350
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	1,020,126
Hawaii, 5.00%, 1/1/30	3,730	4,730,199
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,209,230

Security	Principal Amount (000’s omitted)	Value
Homewood, AL:
5.00%, 9/1/28	$2,000	$2,391,840
5.00%, 9/1/29	2,000	2,389,740
Honolulu City and County, HI, 3.00%, 9/1/31	110	119,999
Illinois:
5.00%, 9/1/27	12,035	14,392,777
5.00%, 3/1/28	2,000	2,029,220
5.00%, 4/1/29	1,190	1,307,429
5.00%, 3/1/34	6,000	6,081,720
5.00%, 3/1/35	1,000	1,013,520
5.50%, 5/1/30	5,500	7,036,920
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,096,700
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,913,417
Kennewick School District No. 17, WA:
4.00%, 12/1/33	1,155	1,405,104
4.00%, 12/1/34	1,200	1,455,564
Lakeland, FL:
5.00%, 10/1/25	635	728,612
5.00%, 10/1/28	1,500	1,724,430
5.00%, 10/1/30	1,000	1,147,420
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	430,734
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,801,488
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,939,444
Los Angeles Unified School District, CA:
4.00%, 7/1/33	2,500	3,045,750
4.00%, 7/1/36	3,000	3,589,920
Maine, 5.00%, 6/1/30	2,605	3,425,262
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	227,648
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	344,382
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,160,840
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	609,902
Morris Township, NJ, 3.00%, 11/1/27	440	483,551
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	164,339
Navasota Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/28	195	222,887
5.00%, 2/15/29	340	388,263
5.00%, 2/15/30	725	827,153
5.00%, 2/15/31	885	1,008,139
5.00%, 2/15/32	720	819,173
New Jersey:
4.00%, 6/1/31	5,000	6,077,300
5.00%, 6/1/26	2,500	2,961,275
5.00%, 6/1/27	5,000	6,061,650
5.00%, 6/1/28	10,000	12,366,900
New York, 5.00%, 3/15/31	3,000	4,017,480
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/28	1,000	1,262,690
5.00%, 10/1/29	1,500	1,926,315
5.00%, 10/1/30	1,000	1,308,490

Security	Principal Amount (000’s omitted)	Value
Oregon:
2.35%, 6/1/25	$165	$175,484
2.40%, 12/1/25	1,050	1,124,582
Pasadena, TX:
4.00%, 2/15/28	500	554,910
4.00%, 2/15/29	150	166,266
4.00%, 2/15/30	500	553,875
4.00%, 2/15/31	650	719,368
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	995,139
Pennsylvania:
4.00%, 6/15/31	135	147,127
Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,111,200
Philadelphia, PA:
5.00%, 2/1/26	1,150	1,357,828
5.00%, 2/1/31	1,550	1,962,036
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,130,119
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,233,720
Portland, OR, 5.00%, 6/1/30	6,515	8,566,443
Ravenswood City School District, CA, (Election of 2016):
5.00%, 8/1/25	485	565,282
5.00%, 8/1/26	505	606,651
5.00%, 8/1/27	530	638,608
5.00%, 8/1/28	555	667,288
5.00%, 8/1/29	575	689,546
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,290	2,754,000
Romeo Community Schools, MI, 5.00%, 5/1/30	700	830,305
Romulus, MI:
4.00%, 11/1/31	250	280,663
4.00%, 11/1/32	100	112,241
4.00%, 11/1/33	250	280,430
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,897,252
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	509,364
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	336,579
Southfield Public Schools, MI:
5.00%, 5/1/25	1,100	1,270,489
5.00%, 5/1/27	1,000	1,224,430
St. Mary’s County, MD:
5.00%, 5/1/28	1,255	1,576,920
5.00%, 5/1/30	1,245	1,629,655
St. Vrain Valley School District RE-1J, CO:
5.00%, 12/15/28	1,700	2,061,539
5.00%, 12/15/29	1,000	1,209,320
Stamford, CT, 4.00%, 8/1/27	650	730,301
Sun Valley, ID:
5.00%, 9/15/25	755	884,958
5.00%, 9/15/26	695	839,671
Torrance Unified School District, CA, (Election of 2014):
5.00%, 8/1/30	515	615,466
5.00%, 8/1/31	450	536,162

Security	Principal Amount (000’s omitted)	Value
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	$510	$573,204
4.00%, 8/15/28	530	594,199
4.00%, 8/15/29	545	610,798
Washington:
5.00%, 8/1/28	1,485	1,782,371
5.00%, 8/1/29	1,400	1,678,166
Wellesley, MA:
5.00%, 4/1/30	1,990	2,609,865
5.00%, 4/1/31	1,985	2,656,605
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,242,224
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	404,600
York County, PA, 5.00%, 6/1/27	1,225	1,396,769

		$253,633,317

Hospital — 15.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$2,137,555
5.00%, 4/1/33	3,000	3,648,360
Arizona Health Facilities Authority, (Banner Health), (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	5,000	5,001,950
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	282,425
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	94,159
California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	2,870	3,381,979
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	908,932
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	394,134
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):
4.00%, 4/1/34	100	118,219
4.00%, 4/1/35	290	342,075
4.00%, 4/1/36	300	352,746
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/34	2,000	2,484,840
5.00%, 8/1/35	3,000	3,716,580
5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,852,150
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	173,426
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,815,190
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/26	600	684,990
4.00%, 7/1/27	700	812,693
4.00%, 7/1/28	650	765,655
4.00%, 7/1/29	500	596,110
4.00%, 7/1/30	750	903,420
Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):
Series 2021A, 5.00%, 6/15/29	285	353,414
Series 2021A, 5.00%, 6/15/30	285	358,496
Series 2021A, 5.00%, 6/15/31	285	363,452

Security	Principal Amount (000’s omitted)	Value
Series 2022A, 5.00%, 6/15/28(2)	$460	$547,234
Series 2022A, 5.00%, 6/15/29(2)	375	452,306
Series 2022A, 5.00%, 6/15/30(2)	425	519,218
Series 2022A, 5.00%, 6/15/31(2)	450	556,938
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,561,980
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,172,320
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,296,440
Illinois Finance Authority, (Riverside Health System):
4.00%, 11/15/32	750	834,908
5.00%, 11/15/27	500	594,170
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,142,820
5.00%, 11/15/32	1,000	1,142,070
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.45%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	12,715	12,816,084
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,149,790
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):
5.00%, 5/15/25	250	288,160
5.00%, 5/15/26	250	285,988
5.00%, 5/15/27	250	285,330
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,375,720
5.00%, 10/1/31	1,500	1,780,200
5.00%, 10/1/32	2,000	2,371,500
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.62%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	4,730	4,756,251
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,138,090
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	533,127
Massachusetts Development Finance Agency, (South Shore Hospital):
5.00%, 7/1/24	550	611,864
5.00%, 7/1/26	500	590,605
5.00%, 7/1/28	245	286,831
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,276,250
5.00%, 8/15/35	700	891,898
5.00%, 8/15/36	1,000	1,266,930
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,475,614
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	561,721
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,176,220
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):
5.00%, 7/1/23	400	427,912
5.00%, 7/1/28	1,340	1,520,820
5.00%, 7/1/29	775	876,037

Security	Principal Amount (000’s omitted)	Value
Montgomery County, OH, (Dayton Children’s Hospital):
4.00%, 8/1/36(2)	$1,000	$1,178,810
4.00%, 8/1/37(2)	1,100	1,292,863
5.00%, 8/1/31(2)	800	1,054,896
5.00%, 8/1/32(2)	750	984,180
5.00%, 8/1/33(2)	800	1,046,528
5.00%, 8/1/34(2)	1,150	1,493,965
5.00%, 8/1/35(2)	1,750	2,263,695
Montgomery County, OH, (Kettering Health Network Obligated Group):
5.00%, 8/1/32	275	357,041
5.00%, 8/1/33	300	388,041
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/25	400	464,432
5.00%, 8/1/28	500	616,670
5.00%, 8/1/29	500	612,630
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/25	1,000	1,162,030
5.00%, 7/1/27	700	839,937
5.00%, 7/1/28	700	838,152
5.00%, 7/1/30	520	619,986
5.00%, 7/1/31	700	832,125
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,157,880
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	885,045
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	1,375	1,643,977
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,857,320
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
5.00%, 4/1/31	1,000	1,312,340
5.00%, 4/1/34	1,590	2,065,553
Public Finance Authority, WI, (Renown Regional Medical Center):
4.00%, 6/1/35	795	934,626
5.00%, 6/1/34	1,320	1,680,122
5.00%, 6/1/36	2,310	2,925,892
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,187,230
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	276,175
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	164,835
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	581,110
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	718,881
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,923,789
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,185,020
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	391,612
5.00%, 12/1/26	300	355,059
5.00%, 12/1/27	205	242,421

Security	Principal Amount (000’s omitted)	Value
5.00%, 12/1/28	$500	$590,775
5.00%, 12/1/30	400	472,228
5.00%, 12/1/31	300	353,727
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,925,579
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	3,550	4,254,675
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	476,912

		$144,715,060

Housing — 2.1%
Georgia Housing & Finance Authority, 3.65%, 12/1/32	$1,000	$1,067,380
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	294,006
1.60%, 7/1/31	300	295,659
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	346,082
2019 Series A, 4.00%, 8/1/35	440	513,982
2019 Series C, 4.00%, 8/1/33	525	617,846
2019 Series C, 4.00%, 8/1/34	240	281,558
2019 Series C, 4.00%, 8/1/35	285	332,920
New York City Housing Development Corp., NY:
2.65%, 11/1/27	870	919,225
2.80%, 5/1/29	655	694,706
2.85%, 11/1/29	300	318,039
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	198,674
2.25%, 11/1/25	225	236,421
2.40%, 11/1/26	225	238,768
2.50%, 11/1/27	140	147,781
2.60%, 5/1/28	110	116,332
New York Mortgage Agency:
2.30%, 10/1/30	1,000	1,027,750
3.65%, 4/1/32	425	457,121
Seattle Housing Authority, WA:
2.875%, 12/1/25	900	970,533
3.00%, 12/1/26	920	1,003,738
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,679,682
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	269,480
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,237	1,356,680
Virginia Housing Development Authority, 2.55%, 5/1/27	630	658,671
Washington Housing Finance Commission:
2.25%, 6/1/25	105	110,001
2.30%, 12/1/25	130	136,880
2.40%, 6/1/26	105	110,298

		$20,400,213

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.7%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$2,072,801
Patterson Joint Unified School District, CA, (Election 2018):
(BAM), 5.00%, 8/1/28	1,065	1,268,915
(BAM), 5.00%, 8/1/29	1,000	1,187,880
University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	2,189,682

		$6,719,278

Insured-Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J):
(AGM), 4.00%, 1/1/36	$335	$387,025
(AGM), 4.00%, 1/1/37	655	754,809
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	502,555
(AGM), 4.00%, 1/1/37	470	541,619

		$2,186,008

Insured-Escrowed/Prerefunded — 0.0%(3)
New Britain, CT:
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$5,740
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	100	114,974

		$120,714

Insured-General Obligations — 1.1%
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	$185	$201,367
(BAM), 3.00%, 4/1/30	725	794,535
(BAM), 3.00%, 4/1/32	360	391,000
New Britain, CT, (BAM), 5.00%, 3/1/25	135	154,101
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	520,163
Pharr, TX:
(AGM), 4.00%, 8/15/35	2,190	2,667,179
(AGM), 4.00%, 8/15/37	2,485	3,003,222
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	796,184
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	950,715
(BAM), Series 2019B, 5.00%, 5/1/31	825	1,045,786

		$10,524,252

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 4.00%, 5/15/35	$600	$708,126
(BAM), 4.00%, 5/15/36	600	705,756

		$1,413,882

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 0.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,547,546
Clermont County Port Authority, OH, (West Clermont Local School District):
(BAM), 5.00%, 12/1/26	250	292,358
(BAM), 5.00%, 12/1/29	100	116,111
Highlands County School Board, FL:
(BAM), 5.00%, 3/1/26	400	456,740
(BAM), 5.00%, 3/1/27	200	228,014
Pasco County School Board, FL:
(BAM), 5.00%, 8/1/25	305	353,760
(BAM), 5.00%, 8/1/26	355	424,253
(BAM), 5.00%, 8/1/27	605	723,332
(BAM), 5.00%, 8/1/29	310	367,136

		$4,509,250

Insured-Other Revenue — 0.5%
New York Dormitory Authority, School Districts Revenue Bond Financing Program:
(AGM), 5.00%, 10/1/33	$1,250	$1,559,437
(AGM), 5.00%, 10/1/34	1,250	1,554,900
(AGM), 5.00%, 10/1/35	1,000	1,243,190

		$4,357,527

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$487,692
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/34	115	136,520
(AGM), 4.00%, 5/1/36	135	159,733

		$783,945

Insured-Transportation — 1.3%
New Brunswick Parking Authority, NJ:
(BAM), 5.00%, 9/1/25	$500	$581,825
(BAM), 5.00%, 9/1/26	320	373,558
(BAM), 5.00%, 9/1/27	375	436,523
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,221,950
(AGM), 5.00%, 1/1/31	1,250	1,522,525
(AGM), 5.00%, 1/1/32	1,650	2,006,433
(AGM), 5.00%, 1/1/33	2,450	2,973,687
(AGM), 5.00%, 1/1/34	2,485	3,011,497

		$12,127,998

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$291,333
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	370	375,665

Security	Principal Amount (000’s omitted)	Value
(AGM), 2.00%, 10/1/34	$200	$202,252
(AGM), 2.00%, 10/1/36	255	255,783
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	295,927

		$1,420,960

Lease Revenue/Certificates of Participation — 5.2%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,127,620
Aspen Fire Protection District, CO:
4.00%, 12/1/29	150	177,942
4.00%, 12/1/30	235	276,959
4.00%, 12/1/31	250	292,540
4.00%, 12/1/32	205	239,290
Broward County School Board, FL:
5.00%, 7/1/25	500	579,630
5.00%, 7/1/27	500	599,700
5.00%, 7/1/29	500	593,365
California Public Works Board:
4.00%, 5/1/36	880	1,055,613
5.00%, 11/1/29	1,000	1,207,690
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	600,240
Colorado Department of Transportation:
5.00%, 6/15/30	350	412,062
5.00%, 6/15/31	310	364,817
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/25	500	576,365
5.00%, 6/1/29	3,000	3,699,780
5.00%, 6/1/30	3,000	3,675,000
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	234,326
Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,300	1,592,318
Fountain Valley Public Financing Authority, CA:
4.00%, 11/1/25	570	645,639
4.00%, 11/1/26	595	679,877
4.00%, 11/1/27	620	703,756
4.00%, 11/1/28	645	729,572
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	506,772
Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.04%, 2/1/35(4)	4,900	4,900,000
Lake Houston Redevelopment Authority, TX:
3.00%, 9/1/37	300	313,797
4.00%, 9/1/32	200	235,708
4.00%, 9/1/35	200	233,630
4.00%, 9/1/36	200	232,930
5.00%, 9/1/31	250	318,618
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,770,543
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):
5.00%, 12/1/25	1,405	1,640,099
5.00%, 12/1/26	2,000	2,332,320

Security	Principal Amount (000’s omitted)	Value
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):
5.00%, 10/1/25	$1,000	$1,161,960
5.00%, 10/1/26	1,000	1,195,270
Orange County School Board, FL, Prerefunded to 8/1/25, 5.00%, 8/1/32	1,935	2,257,971
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,623,360
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	2,585	2,960,084
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	453,688
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	584,300
Riverside County Public Financing Authority, CA:
5.00%, 11/1/27	850	1,000,722
5.00%, 11/1/28	950	1,118,454
South Dakota Building Authority, 5.00%, 6/1/26	500	594,735
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,359,986

		$49,859,048

Other Revenue — 10.9%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,047,194
Bexar County, TX, Motor Vehicle Rental Tax Revenue:
4.00%, 8/15/33	690	797,143
4.00%, 8/15/34	810	933,703
4.00%, 8/15/35	510	587,092
Black Belt Energy Gas District, AL, 4.00% to 12/1/26 (Put Date), 10/1/52	18,500	21,131,995
District of Columbia, (National Public Radio, Inc.):
Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,192,890
Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,192,890
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/32	825	965,869
5.00%, 12/1/33	640	748,717
5.00%, 12/1/34	510	595,736
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/37	3,400	4,081,768
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	181,398
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 7/1/24	5,000	5,457,100
4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,079,520
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,791,718
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,690,450
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):
5.00%, 12/1/32	2,355	2,969,961
5.00%, 12/1/34	2,425	3,032,972
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	592,960
5.00%, 4/1/29	275	324,324

Security	Principal Amount (000’s omitted)	Value
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/1/28 (Put Date), 5/1/52	$5,000	$5,857,950
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,455,369
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	100	122,707
5.00%, 12/1/29	325	414,680
5.00%, 12/1/31	250	318,225
5.00%, 12/1/32	550	699,369
5.00%, 12/1/33	200	254,010
5.00%, 12/1/34	300	380,031
5.00%, 12/1/35	700	885,556
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,505,743
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,290,486
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,582,450
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue:
5.00%, 12/15/26	1,000	1,192,690
5.00%, 12/15/31	1,250	1,613,775
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/31	2,500	2,896,275
5.00%, 6/1/32	1,000	1,157,740

		$105,022,456

Senior Living/Life Care — 2.1%
Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,503,625
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	1,655	1,942,424
4.00%, 1/1/31	250	292,317
4.00%, 1/1/32	350	408,271
4.00%, 1/1/33	600	699,090
4.00%, 1/1/34	685	796,669
4.00%, 1/1/35	615	714,384
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	56,807
5.00%, 11/15/30	910	1,026,653
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	116,196
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
2.50%, 1/1/26	640	677,165
5.00%, 1/1/27	1,035	1,197,454
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities):
5.00%, 12/1/21	250	250,915
5.00%, 12/1/31	310	352,206
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	229,997
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	1,000	1,072,150
5.00%, 2/1/23	600	631,512

Security	Principal Amount (000’s omitted)	Value
5.00%, 2/1/29	$600	$686,880
5.00%, 2/1/30	200	227,986
5.00%, 2/1/31	250	283,990
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	715	816,137
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/24	150	166,250
5.00%, 10/1/25	100	110,608
5.00%, 10/1/26	1,100	1,213,102
5.00%, 10/1/27	50	54,999
5.00%, 10/1/29	125	136,941
5.00%, 10/1/32	225	245,365
Series 2016A, 5.00%, 10/1/30	230	267,046
Series 2016A, 5.00%, 10/1/31	675	780,604
Series 2017A, 5.00%, 10/1/30	250	273,330
Virginia Small Business Financing Authority, (LifeSpire of Virginia), 4.00%, 12/1/31	2,000	2,272,720

		$20,503,793

Special Tax Revenue — 3.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26(2)	$500	$573,345
5.00%, 5/1/27(2)	500	584,805
5.00%, 5/1/28(2)	575	684,290
5.00%, 5/1/29(2)	600	725,364
5.00%, 5/1/30(2)	650	795,957
5.00%, 5/1/31(2)	675	837,837
5.00%, 5/1/32(2)	725	907,403
Dallas, TX, Hotel Occupancy Tax Revenue:
4.00%, 8/15/34(2)	1,750	1,959,562
4.00%, 8/15/35(2)	1,500	1,677,975
4.00%, 8/15/36(2)	1,000	1,116,840
4.00%, 8/15/37(2)	1,000	1,115,090
Downtown Smyrna Development Authority, GA:
3.00%, 2/1/36	200	224,266
4.00%, 2/1/35	430	525,095
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	596,725
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/25	250	288,233
5.00%, 4/1/26	1,025	1,219,750
5.00%, 4/1/29	900	1,065,384
5.00%, 4/1/30	950	1,121,855
5.00%, 4/1/31	895	1,054,775
5.00%, 4/1/32	735	864,463

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/36	$2,000	$2,355,960
4.00%, 11/1/36	1,000	1,188,950
5.00%, 8/1/33	1,190	1,335,347
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/32	1,800	2,094,768
5.00%, 3/15/34	5,000	5,958,650
Queen Creek, AZ, Excise Tax and State Shared Revenue:
4.00%, 8/1/35	3,120	3,758,165
4.00%, 8/1/36	1,000	1,201,110
Successor Agency to San Mateo Redevelopment Agency, CA:
5.00%, 8/1/26	100	115,179
5.00%, 8/1/29	140	159,041
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,207,880

		$37,314,064

Transportation — 16.5%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,401,729
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,945,980
Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,560,350
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	200	232,606
4.00%, 1/1/36	1,490	1,722,619
5.00%, 1/1/25	500	556,530
5.00%, 1/1/27	2,500	2,911,975
5.00%, 1/1/36	1,130	1,435,936
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	5,000	5,812,700
4.00%, 1/1/36	3,500	4,043,550
5.00%, 1/1/26	1,000	1,175,470
5.00%, 1/1/28	150	170,361
5.00%, 1/1/29	150	170,310
5.00%, 1/1/30	500	567,530
5.00%, 1/1/31	1,000	1,134,720
5.00%, 1/1/33	125	141,799
5.00%, 1/1/34	7,500	9,411,525
5.25%, 1/1/28	2,905	3,528,849
5.25%, 1/1/29	3,060	3,707,649
5.25%, 1/1/30	1,000	1,210,700
5.25%, 1/1/31	1,000	1,208,500
5.25%, 1/1/32	2,565	3,099,751

Security	Principal Amount (000’s omitted)	Value
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	$840	$936,138
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,488,880
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,736,331
Fort Bend County, TX, Toll Road Revenue:
5.00%, 3/1/28	500	571,460
5.00%, 3/1/29	1,000	1,139,000
5.00%, 3/1/30	750	853,987
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,015,210
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	753,655
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	205,158
5.00%, 12/1/32	350	408,279
Kentucky Turnpike Authority, 5.00%, 7/1/33	300	323,538
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,511,001
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	5,324,115
Metropolitan Transportation Authority, NY:
0.364%, (67% of SOFR + 0.33%), 11/1/35(1)	7,125	7,107,401
0.464%, (67% of SOFR + 0.43%), 11/1/26(1)	2,500	2,502,200
4.00%, 11/15/32	5,000	5,593,500
5.00%, 11/15/25	5,000	5,821,550
5.00%, 11/15/26	5,815	6,942,936
5.00%, 11/15/41	415	432,866
5.25%, 11/15/30	500	578,410
Series 2012D, 5.00%, 11/15/28	1,070	1,118,471
Series 2015F, 5.00%, 11/15/28	640	739,930
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	180,329
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/28	1,200	1,468,440
5.00%, 12/1/30	1,000	1,268,650
North Carolina, Grant Anticipation Revenue Vehicle Bonds:
5.00%, 3/1/26	3,000	3,560,940
5.00%, 3/1/29	550	624,195
5.00%, 3/1/30	400	453,492
Pennsylvania Turnpike Commission:
4.00%, 12/1/37	3,850	4,544,001
5.00%, 12/1/34	250	321,710
5.00%, 12/1/35	500	647,855
5.00%, 12/1/36	1,165	1,507,172
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,605	1,904,686
5.00%, 9/1/34	3,595	4,564,967

Security	Principal Amount (000’s omitted)	Value
Port of Seattle, WA:
5.00%, 3/1/27	$250	$280,043
5.00%, 3/1/29	250	279,893
Portland, ME, Airport Revenue, Green Bonds:
5.00%, 1/1/29	225	280,017
5.00%, 1/1/31	370	464,084
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,669,126
5.00%, 7/1/31	300	369,912
5.00%, 7/1/32	660	812,783
5.00%, 7/1/33	600	737,628
5.00%, 7/1/34	450	552,087
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,545,647
5.00%, 5/1/36	1,950	2,535,175
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/34	1,000	671,640
0.00%, 8/1/35	500	318,140
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	17,515,872
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/31	2,920	3,636,451
5.00%, 12/1/34	1,005	1,253,104
Wisconsin, Transportation Revenue:
5.00%, 7/1/31	3,450	3,860,446
Prerefunded to 7/1/24, 5.00%, 7/1/32	700	786,856

		$158,870,496

Water and Sewer — 3.8%
Buffalo Municipal Water Finance Authority, NY:
5.00%, 7/1/25	$300	$345,888
5.00%, 7/1/29	115	132,726
5.00%, 7/1/30	100	115,414
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,731,210
Hillsborough County, FL, Wastewater Impact Fee:
5.00%, 5/1/26	3,000	3,556,980
5.00%, 5/1/27	2,315	2,810,943
5.00%, 5/1/28	1,270	1,576,756
5.00%, 5/1/29	1,220	1,546,362
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	657,323
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,125,700
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,172,409

Security	Principal Amount (000’s omitted)	Value
Mesa, AZ, Utility Systems Revenue:
5.00%, 7/1/27	$600	$717,504
5.00%, 7/1/29	500	594,880
Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	3,044,152
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	675,822
4.00%, 11/1/30	670	753,542
5.00%, 11/1/26	1,000	1,174,710
5.00%, 11/1/27	515	603,415
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	6,955	8,283,822
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,845	2,124,075
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	573,890
Western Riverside Water and Wastewater Financing Authority, CA:
4.00%, 9/1/26	435	498,723
4.00%, 9/1/27	445	519,052
Wyoming, MI, Water Supply System Revenue:
5.00%, 6/1/27	505	604,207
5.00%, 6/1/28	550	656,398

		$36,595,903

Total Tax-Exempt Municipal Obligations — 97.8% (identified cost $898,648,674)		$940,364,912

Other Assets, Less Liabilities — 2.2%		$21,638,471

Net Assets — 100.0%		$962,003,383

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	11.0%
Others, representing less than 10% individually	86.8%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 4.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 3.2% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(2)	When-issued security. For a floating rate security, interest rate will be determined after October 31, 2021.

(3)	Amount is less than 0.05%.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$940,364,912	$—	$940,364,912
Total Investments	$—	$940,364,912	$—	$940,364,912

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.